Non-cash items	3 Months Ended
Nov. 30, 2021
Non-cash Items
Non-cash items

24.	Non-cash items

Three months ended November 30,	2021	2020
Depreciation	$81	$56
Gain on derivative warrant liabilities	(208)	(236)
Change in fair value of convertible debentures	-	668
Share based payments	980	-
Accretion on asset retirement obligation	34	34
Foreign exchange	-	13
Forgiveness of interest	-	(34)
Total Non-cash items	$887	$501